Employee Option Plans (Details 2) - Sapiens [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amount of options
Granted	317,000	920,910	310,000
Exercised	(223,570)
Expired and forfeited	(145,661)
Outstanding at end of year	2,055,182
Exercisable at end of year	829,133
Weighted average exercise price
Granted	$ 10.2
Exercised	4.4
Expired and forfeited	10.79
Outstanding at end of year	9.86
Exercisable at end of year	$ 8.31
Weighted average remaining contractual term (in years)
Outstanding	3 years 9 months 18 days
Exercisable at end of year	2 years 5 months 20 days
Aggregate intrinsic value
Outstanding at beginning of year	$ 4,084
Outstanding at end of year	2,594	$ 4,084
Exercisable at end of year	$ 2,134